Obligations Under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2023	Mar. 31, 2023
Guarantor Obligations [Line Items]
Contractual or Notional amount	¥ 84,978	¥ 74,741
Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Contractual or Notional amount	5,087	4,975
Performance guarantees
Guarantor Obligations [Line Items]
Contractual or Notional amount	4,697	4,179
Derivative Instruments
Guarantor Obligations [Line Items]
Contractual or Notional amount	53,415	48,363
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Contractual or Notional amount	21,703	17,139
Other
Guarantor Obligations [Line Items]
Contractual or Notional amount	¥ 76	¥ 85